Derivative Instruments and Financial Risk Management - Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against U.S. Dollar and Rate of Exchange of U.S. Dollar (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Israel [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	0.00%	1.40%
Rate of Devaluation (Appreciation) Against U.S. Dollar	(1.65%)	3.42%
Rate of Exchange of U.S. Dollar	3.57	3.63
Canada [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Rate of Inflation	0.89%	1.88%
Rate of Devaluation (Appreciation) Against U.S. Dollar	6.02%	3.10%
Rate of Exchange of U.S. Dollar	1.41	1.33